Share Based Payments - Schedule of Share Options Expiry Dates and Exercise Price (Details) pure in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock Unit [Member]
Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Share Options	4,200	4,200
Restricted Stock	4,200
Restricted Stock Unit [Member] | 08 August 2024 [Member]
Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	Apr. 08, 2034
Exercise Price (in Dollars per share)	$ 1.09
Restricted Stock	4,200
Tiziana Life Sciences PLC Share Option Plan [Member]
Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Share Options	4,516
Tiziana Life Sciences PLC Share Option Plan [Member] | 30 April 2018 [Member]
Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	Apr. 30, 2028
Exercise Price (in Dollars per share)	$ 1.1
Share Options	500
Tiziana Life Sciences PLC Share Option Plan [Member] | 6 May 2020 [Member]
Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	May 05, 2028
Exercise Price (in Dollars per share)	$ 0.47
Share Options	3,416
Tiziana Life Sciences PLC Share Option Plan [Member] | 23 July 2020 [Member]
Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	Jul. 26, 2030
Exercise Price (in Dollars per share)	$ 2.11
Share Options	100
Tiziana Life Sciences PLC Share Option Plan [Member] | 25 August 2020 [Member]
Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	Aug. 24, 2030
Exercise Price (in Dollars per share)	$ 1.98
Share Options	500
Tiziana Life Sciences Ltd Share Option Plan [Member]
Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Share Options	5,212
Tiziana Life Sciences Ltd Share Option Plan [Member] | 04 November 2022 [Member]
Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	Nov. 04, 2032
Exercise Price (in Dollars per share)	$ 0.67
Share Options	1,850
Tiziana Life Sciences Ltd Share Option Plan [Member] | 14 March 2023 [Member]
Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	Mar. 14, 2033
Exercise Price (in Dollars per share)	$ 0.57
Share Options	492
Tiziana Life Sciences Ltd Share Option Plan [Member] | 13 March 2024 [Member]
Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	Mar. 13, 2034
Exercise Price (in Dollars per share)	$ 0.5
Share Options	550
Tiziana Life Sciences Ltd Share Option Plan [Member] | 3 May 2024 [Member]
Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	May 03, 2034
Exercise Price (in Dollars per share)	$ 0.71
Share Options	1,000
Tiziana Life Sciences Ltd Share Option Plan [Member] | 14 August 2024 [Member]
Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	Aug. 14, 2034
Exercise Price (in Dollars per share)	$ 1.09
Share Options	200
Tiziana Life Sciences Ltd Share Option Plan [Member] | 3 October 2024 [Member]
Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	Oct. 03, 2034
Exercise Price (in Dollars per share)	$ 0.82
Share Options	500
Tiziana Life Sciences Ltd Share Option Plan [Member] | 28 March 2025 [Member]
Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	Mar. 28, 2035
Exercise Price (in Dollars per share)	$ 1.12
Share Options	330
Tiziana Life Sciences Ltd Share Option Plan [Member] | 05 September 2025 [Member]
Schedule of Share Options Expiry Dates and Exercise Price [Line Items]
Expiry Date	Sep. 05, 2035
Exercise Price (in Dollars per share)	$ 1.58
Share Options	290